Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax [Abstract]
Statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.80%)	(6.60%)
Additional deduction for development and research expense	3.80%	(8.30%)
Effect of non-deductible expense	(0.70%)	9.20%
Income tax expense	17.30%	19.30%